Other assets	12 Months Ended
Mar. 31, 2018
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Other assets

11. Other assets

	As at March 31,
	2017		2018
Non-current
Financial asset
Security deposits	₹	1,636	₹	1,197
Other deposits		449		250
Finance lease receivables		2,674		2,739
Others		26		—

	₹4,785		₹4,186
Non-Financial asset
Prepaid expenses including rentals for leasehold land and Deposits	₹	8,833	₹	7,602
Others		3,175		4,468
Assets reclassified as held for sale		—		(530)

	₹	12,008	₹	11,540

Other non-current assets	₹	16,793	₹	15,726

	As at March 31,
	2017		2018
Current
Financial asset
Security deposits	₹	514	₹	1,238
Other deposits		148		59
Due from officers and employees		936		697
Finance lease receivables		1,854		2,271
Others		5,177		3,164

	₹8,629		₹7,429
Non-Financial asset
Prepaid expenses and Deposits	₹	12,824	₹	14,407
Due from officers and employees		1,413		1,175
Advance to suppliers		1,451		1,819
Deferred contract costs		4,270		3,211
Balance with excise, customs and other authorities		2,153		3,886
Others		11		50
Assets reclassified as held for sale		—		(1,381)

	₹	22,122	₹	23,167

Other current assets	₹	30,751	₹	30,596

Total	₹	47,544	₹	46,322

Finance lease receivables

Finance lease receivables consist of assets that are leased to customers for a contract term ranging from 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below:

	Minimum lease payments				Present value of minimum lease payment
	As at March 31,
	2017		2018		2017		2018
Not later than one year	₹	2,060	₹	2,414	₹	1,854	₹	2,271
Later than one year but not later than five years		2,725		2,890		2,616		2,739
Later than five years		—		—		—		—
Unguaranteed residual values		62		—		58		—

Gross investment in lease		4,847		5,304		4,528		5,010
Less: Unearned finance income		(319)		(294)		—		—

Present value of minimum lease payment receivables	₹	4,528	₹	5,010	₹	4,528	₹	5,010

Non-current finance lease receivables						2,674		2,739
Current finance lease receivables						1,854		2,271